Shareholder Report, Average Annual Return (Details) 190822_Brown Advisory Flexible Equity Fund_Advisor Shares_TSR Annual {Advisor Shares}	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
Advisor Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Shares
Average Annual Return, Percent	10.08%	9.92%	15.04%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent	22.32%	13.41%	15.51%